Convertible Notes (Details Narrative) - USD ($)		12 Months Ended
	May. 05, 2014	Mar. 31, 2015	Jun. 30, 2015	Mar. 31, 2014
Unsecured convertible notes		$ 1,403,450
Secured convertible note		250,000
Content Checked Inc [Member]
Unsecured convertible notes		1,403,450
Secured convertible note		250,000
Content Checked Inc [Member] | Accredited Investor One [Member] | March 2015 and April 2015 [Member]
Unsecured convertible notes		$ 1,403,450
Debt interest rate per annum		5.00%
Content Checked Inc [Member] | Accredited Investor Two [Member] | March 2015 and April 2015 [Member]
Unsecured convertible notes		$ 100,000
Debt interest rate per annum		5.00%
Content Checked Inc [Member] | Accredited Investors [Member]
Debt interest rate per annum	5.00%
Secured convertible note	$ 250,000
Debt maturity date	Mar. 31, 2015
Content Checked Inc [Member] | Accredited Investors [Member] | March 2015 and April 2015 [Member]
Debt Maturity date description		March 31, 2015 and April 30, 2015